EXHIBIT INDEX

Exhibit No.        Description

Ex-101.INS        XBRL Instance Document

Ex-101.SCH      XBRL Taxonomy Extension Schema Document

Ex-101.CAL      XBRL Taxonomy Extension Calculation Linkbase Document

Ex-101.DEF      XBRL Taxonomy Extension Definition Linkbase

Ex-101.LAB      XBRL Taxonomy Extension Labels Linkbase

Ex-101.PRE      XBRL Taxonomy Extension Presentation Linkbase Document